Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2021	Dec. 31, 2020
Interest rate on bond	7.75%
2017 Senior Unsecured Bonds [Member]
Interest rate on bond	8.00%	8.00%
2012 Senior Unsecured Bonds [Member]
Interest rate on bond	7.75%	7.75%